Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Short term deposit	€ 28,220	€ 9,158
Current accounts	5,966	12,452
Total cash and cash equivalents	€ 34,186	€ 21,610	€ 17,888	€ 135,509